PROVISIONS - Legal Claims and Other Costs (Details) - Legal claims and other costs - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Litigation	€ 17	€ 21
Disease claims	5	5
Other	1	1
Total Provisions for legal claims and other costs	€ 23	€ 27